Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 2.4	$ 2.8	$ 3.4